Indebtedness (Parent Company Debt) (Narrative) (Details) (USD $)	12 Months Ended												12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Selling, General And Other Expenses [Member]	Dec. 31, 2010 Selling, General And Other Expenses [Member]	Dec. 31, 2009 Investment And Other Income [Member]	Dec. 31, 2011 7 3/4% Senior Notes Due 2013 [Member]	Dec. 31, 2010 7 3/4% Senior Notes Due 2013 [Member]	Dec. 31, 2011 7 1/8% Senior Notes Due 2017 [Member]	Dec. 31, 2010 7 1/8% Senior Notes Due 2017 [Member]	Dec. 31, 2011 8 1/8% Senior Notes Due 2015 [Member]	Dec. 31, 2010 8 1/8% Senior Notes Due 2015 [Member]	Dec. 31, 2011 3 3/4% Convertible Senior Subordinated Notes Due 2014 [Member]	Dec. 31, 2010 3 3/4% Convertible Senior Subordinated Notes Due 2014 [Member]	Apr. 30, 2004 3 3/4% Convertible Senior Subordinated Notes Due 2014 [Member]	Dec. 31, 2011 8.65% Junior Subordinated Deferrable Interest Debentures Due 2027 [Member]	Dec. 31, 2010 8.65% Junior Subordinated Deferrable Interest Debentures Due 2027 [Member]	Dec. 31, 2011 Term Loan [Member] National Beef [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] National Beef [Member]
Debt Instrument [Line Items]
Convertible Senior Subordinated Notes													$ 97,581,000	$ 97,581,000	$ 350,000,000
Interest rate							7.75%	7.75%	7.125%	7.125%	8.125%	8.125%	3.75%	3.75%	3.75%	8.65%	8.65%	2.10%	2.20%
Aggregate pre-tax gains (losses) on extinguishment of debt	(6,352,000)	(5,138,000)	6,693,000	(6,352,000)	(5,138,000)	6,693,000
Shares issuable upon potential conversion of convertible notes	4,327,317
Incremental principal amount of notes													1,000
Conversion price per common share for convertible notes													$ 22.55
Conversion rate of shares per one thousand dollars of principal amount													44.3459
Principal amount converted of convertible notes			123,529,000
Amount paid to note holders to induce conversion of convertible debt			25,990,000
Shares issued upon conversion of convertible notes			5,378,606
Expected aggregate principal payments to redeem bonds in March 2012	$ 528,308,000